Fair Value Measurements (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Placement Right Derivative Liability			$ 1,130,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Placement Right Derivative Liability			$ 1,130,000